N-2	May 06, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001675033
Amendment Flag	false
Document Type	424B5
Entity Registrant Name	GREAT ELM CAPITAL CORP.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price):
Sales Load (as a percentage of offering price)	2.00	% (1)
Offering Expenses (as a percentage of offering price)	0.32	% (2)
Dividend Reinvestment Plan Expenses	None	(3)
Total Stockholder Transaction Expenses (as a percentage of offering price)	2.32%
(1)
The sales load (underwriting discount and commission) with respect to the common stock sold in this offering is the only sales load paid in connection with this offering. Represents the maximum agent commission with respect to the common stock sold by us in this offering.

(2)
The percentage reflects estimated offering expenses of approximately $0.3 million for the estimated duration of this offering and assumes we sell all $100.0 million of shares of common stock available under the equity distribution agreement between the Company and the Agent, pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(3)
The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. See “
Dividend Reinvestment Plan
” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.

Sales Load [Percent]	2.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.32%	[3]
Other Transaction Expense 2 [Percent]	2.32%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares) (4) :
Base Management Fee	3.86	% (5)
Incentive Fee	3.48	% (6)
Interest Payments On Borrowed Funds	11.36	% (7)
Other Expenses	3.96	% (8)(9)

Total Annual Expenses:	22.66	% (9)

(4)	Net assets employed as the denominator for expense ratio computation is $132.3 million.
(5)
We are externally managed by GECM and our base management fee is calculated at an annual rate of 1.50% based on the average value of our total assets (other than cash or cash equivalents, but including assets purchased with borrowed funds or other forms of leverage). Consequently, if we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common shares would be higher than if we did not utilize leverage.

(6)
The Incentive Fee consists of two components that are independent of each other, with the result that one component may be payable even if the other is not. One component of the incentive fee is based on income (the “Income Incentive Fee”) and the other component is based on the Capital Gains Incentive Fee.

For a more detailed discussion of the calculation of this fee, see “
The Company—Investment Management Agreement
” in the accompanying prospectus.
(7)
We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by stockholders. The interest payment on borrowed funds referenced in the table above is estimated based on annualizing the actual amounts of the interest payment on borrowed funds incurred during the three months period ended March 31, 2025, divided by our net assets. We may also issue additional debt securities or preferred shares, subject to our compliance with applicable requirements under the Investment Company Act.

(8)
Includes our overhead expenses, such as payments under the Investment Management Agreement for certain expenses incurred by GECM. See “
The Company—Investment Management Agreement
” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.

(9)	Estimated.

Management Fees [Percent]	3.86%	[4],[5]
Interest Expenses on Borrowings [Percent]	11.36%	[4],[6]
Incentive Fees [Percent]	3.48%	[4],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.96%	[4],[8],[9]
Total Annual Expenses [Percent]	22.66%	[4],[8]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (assumes no return from net realized capital gains) (none of which is subject to the Capital Gains Incentive Fee)	$197	$475	$679	$985
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the Capital Gains Incentive Fee)	$205	$491	$696	$992

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]
(8)
Includes our overhead expenses, such as payments under the Investment Management Agreement for certain expenses incurred by GECM. See “
The Company—Investment Management Agreement
” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.

(9)	Estimated.

Management Fee not based on Net Assets, Note [Text Block]	We are externally managed by GECM and our base management fee is calculated at an annual rate of 1.50% based on the average value of our total assets (other than cash or cash equivalents, but including assets purchased with borrowed funds or other forms of leverage). Consequently, if we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common shares would be higher than if we did not utilize leverage.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities, including our outstanding long-term debt, as of the fiscal years ended December 31, 2024 to December 31, 2016 is located in the notes to our consolidated financial statements under the caption “Debt” in our most recent Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed on March 10, 2025, and is incorporated herein by reference, along with any amendments reflected in subsequent filings with the SEC. Information about our senior securities, including our outstanding long-term debt, for the period between the end of our latest fiscal year and the date of our latest statement of assets and liabilities is located in the notes to our unaudited consolidated financial statements under the caption “Debt” in our most recent Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2025, filed on May 5, 2025, and is incorporated herein by reference. The report of Deloitte & Touche LLP, our independent registered public accounting firm, related to our consolidated statements of assets and liabilities, including the consolidated schedules of investments, as of December 31, 2024, and the related consolidated statements of operations, changes in net assets, and cash flows for each of the three years in the period ended December 31, 2024, and financial highlights for each of the five years in the period then ended, and the related notes, which include the senior securities table in “Note 5-Debt”, is incorporated by reference in this prospectus supplement under the heading “Independent Registered Public Accounting Firm.”

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves risk. Before making a decision to invest in our securities, you should carefully consider the following risks and those in our most recent Annual Report on Form
10-K
and any updates to those risk factors in our Quarterly Reports on Form
10-Q
and Current Reports on Form
8-K
incorporated by reference in this prospectus supplement, together with all of the other information appearing or incorporated by reference in this prospectus supplement and the accompanying prospectus, in light of your particular investment objectives and financial circumstances. Although we discuss key risks in our discussion of risk factors, new risks may emerge in the future, which may prove to be significant. We cannot predict future risks or estimate the extent to which they may affect our business, results of operations, financial condition and prospects.
Risks Related to this Offering
The actual number of shares we will sell under the equity distribution agreement and the resulting gross proceeds are uncertain.
Subject to certain limitations in the equity distribution agreement and compliance with applicable law, we have the discretion to deliver a placement notice to the Agent at any time throughout the term of the equity distribution agreement. The number of shares of our common stock that are sold by the Agent after we deliver a placement notice will fluctuate based on the market price of our common stock during the sales period and limits we set in the placement notice. It is not possible to predict the number of shares of our common stock that will be ultimately sold or the resulting gross proceeds.
The common stock offered in this offering will be sold in “at the market offerings.”
Investors who purchase shares of our common stock in this offering at different times will likely pay different prices, and so may experience different outcomes in their investment results. We will have discretion, subject to market demand, to vary the timing, prices and numbers of shares sold, and subject to certain limitations in the equity distribution agreement, there is no minimum or maximum sales price. Investors may experience a decline in the value of the shares they purchase and dilution as a result of sales made at prices lower than the prices they paid.
Future sales, or the possibility of future sales, of a substantial number of shares of our common stock could adversely affect the market price of our common stock.
In order to raise additional capital, we may in the future offer additional shares of our common stock or other securities convertible into or exchangeable for our common stock at prices that may not be the same as the price per share in this offering. Additionally, the sale of a substantial number of shares of our common stock pursuant to this offering, or the anticipation of such sales, could make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect sales. Pursuant to the equity distribution agreement, we may offer and sell our common stock from time to time through or to the Agent in an amount not to exceed the lesser of the amount registered on an effective registration statement and for which we have filed a prospectus supplement and accompanying prospectus, and the amount authorized from time to time to be issued and sold under the equity distribution agreement by the Board or a duly authorized committee thereof. As a result, we may increase the amount of our common stock that may be sold from time to time pursuant to the equity distribution agreement at any time by filing additional prospectus supplements to the registration statement to which this prospectus supplement relates, or by otherwise increasing the amount registered on an effective registration statement for which we have filed a prospectus, and any such increases could be material. We continue to monitor funding markets for opportunities to raise additional debt, equity or equity-linked capital (including potentially by registering additional shares of our common stock for sale under the equity distribution agreement) to fund further capital or liquidity needs, and growth plans. We may sell our common stock or other securities in any other offering at a price per share that is less than the price per share paid by investors in this offering, and investors purchasing preferred shares or other securities in the future could have rights superior to existing stockholders. The price per share at which we sell additional common stock, or securities convertible or exchangeable into our common stock, in future transactions may be higher or lower than the price per share paid by investors in this offering.
We have broad discretion in the use of the net proceeds from this offering, and we may not use them effectively.
We currently intend to use the net proceeds from this offering as described in “Use of Proceeds.” However, our Board and our management retains broad discretion in the application of the net proceeds from this offering and could spend the proceeds in ways that do not improve our results of operations or enhance the value of our common stock. Our failure to apply these funds effectively could result in financial losses, which could have a material adverse effect on our business, results of operations, financial condition and prospects.

Risks Related To This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to this Offering
The actual number of shares we will sell under the equity distribution agreement and the resulting gross proceeds are uncertain.
Subject to certain limitations in the equity distribution agreement and compliance with applicable law, we have the discretion to deliver a placement notice to the Agent at any time throughout the term of the equity distribution agreement. The number of shares of our common stock that are sold by the Agent after we deliver a placement notice will fluctuate based on the market price of our common stock during the sales period and limits we set in the placement notice. It is not possible to predict the number of shares of our common stock that will be ultimately sold or the resulting gross proceeds.
The common stock offered in this offering will be sold in “at the market offerings.”
Investors who purchase shares of our common stock in this offering at different times will likely pay different prices, and so may experience different outcomes in their investment results. We will have discretion, subject to market demand, to vary the timing, prices and numbers of shares sold, and subject to certain limitations in the equity distribution agreement, there is no minimum or maximum sales price. Investors may experience a decline in the value of the shares they purchase and dilution as a result of sales made at prices lower than the prices they paid.
Future sales, or the possibility of future sales, of a substantial number of shares of our common stock could adversely affect the market price of our common stock.
In order to raise additional capital, we may in the future offer additional shares of our common stock or other securities convertible into or exchangeable for our common stock at prices that may not be the same as the price per share in this offering. Additionally, the sale of a substantial number of shares of our common stock pursuant to this offering, or the anticipation of such sales, could make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect sales. Pursuant to the equity distribution agreement, we may offer and sell our common stock from time to time through or to the Agent in an amount not to exceed the lesser of the amount registered on an effective registration statement and for which we have filed a prospectus supplement and accompanying prospectus, and the amount authorized from time to time to be issued and sold under the equity distribution agreement by the Board or a duly authorized committee thereof. As a result, we may increase the amount of our common stock that may be sold from time to time pursuant to the equity distribution agreement at any time by filing additional prospectus supplements to the registration statement to which this prospectus supplement relates, or by otherwise increasing the amount registered on an effective registration statement for which we have filed a prospectus, and any such increases could be material. We continue to monitor funding markets for opportunities to raise additional debt, equity or equity-linked capital (including potentially by registering additional shares of our common stock for sale under the equity distribution agreement) to fund further capital or liquidity needs, and growth plans. We may sell our common stock or other securities in any other offering at a price per share that is less than the price per share paid by investors in this offering, and investors purchasing preferred shares or other securities in the future could have rights superior to existing stockholders. The price per share at which we sell additional common stock, or securities convertible or exchangeable into our common stock, in future transactions may be higher or lower than the price per share paid by investors in this offering.
We have broad discretion in the use of the net proceeds from this offering, and we may not use them effectively.
We currently intend to use the net proceeds from this offering as described in “Use of Proceeds.” However, our Board and our management retains broad discretion in the application of the net proceeds from this offering and could spend the proceeds in ways that do not improve our results of operations or enhance the value of our common stock. Our failure to apply these funds effectively could result in financial losses, which could have a material adverse effect on our business, results of operations, financial condition and prospects.

Capital Gains Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 197
Expense Example, Years 1 to 3	475
Expense Example, Years 1 to 5	679
Expense Example, Years 1 to 10	985
Incentive Fee Based On Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	205
Expense Example, Years 1 to 3	491
Expense Example, Years 1 to 5	696
Expense Example, Years 1 to 10	$ 992
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common shares	[4]

[1]	The sales load (underwriting discount and commission) with respect to the common stock sold in this offering is the only sales load paid in connection with this offering. Represents the maximum agent commission with respect to the common stock sold by us in this offering.
[2]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
[3]	The percentage reflects estimated offering expenses of approximately $0.3 million for the estimated duration of this offering and assumes we sell all $100.0 million of shares of common stock available under the equity distribution agreement between the Company and the Agent, pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[4]	Net assets employed as the denominator for expense ratio computation is $132.3 million.
[5]	We are externally managed by GECM and our base management fee is calculated at an annual rate of 1.50% based on the average value of our total assets (other than cash or cash equivalents, but including assets purchased with borrowed funds or other forms of leverage). Consequently, if we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common shares would be higher than if we did not utilize leverage.
[6]	We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by stockholders. The interest payment on borrowed funds referenced in the table above is estimated based on annualizing the actual amounts of the interest payment on borrowed funds incurred during the three months period ended March 31, 2025, divided by our net assets. We may also issue additional debt securities or preferred shares, subject to our compliance with applicable requirements under the Investment Company Act.
[7]	The Incentive Fee consists of two components that are independent of each other, with the result that one component may be payable even if the other is not. One component of the incentive fee is based on income (the “Income Incentive Fee”) and the other component is based on the Capital Gains Incentive Fee.
[8]	Estimated.
[9]	Includes our overhead expenses, such as payments under the Investment Management Agreement for certain expenses incurred by GECM. See “The Company—Investment Management Agreement” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.